UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ] ; Amendment Number : ______________
	This Amendment  (Check only one.) :  	[   ]  is a restatement.
						[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			9/14/00






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total: 	$2,253,874

(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management


























                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    66777  2718656 SH
SOLE                  1751856            966800
                                                              1886    76790 SH
DEFINED 01              76790
Apartment Investment and Manag COM              03748R101    69613  1511274 SH
SOLE                   978474            532800
                                                              2123    46100 SH
DEFINED 01              46100
Archstone Communities Trust    COM              039581103     1426    58040 SH
SOLE                    18140             39900
                                                               133     5400 SH
DEFINED 01               5400
Arden Realty Inc               COM              039793104    62800  2342175 SH
SOLE                  1514175            828000
                                                              1719    64100 SH
DEFINED 01              64100
AvalonBay Communities Inc      COM              053484101    80758  1693474 SH
SOLE                  1119659            573815
                                                              2464    51663 SH
DEFINED 01              51663
BRE Properties Inc             COM              05564E106    53652  1676645 SH
SOLE                  1062245            614400
                                                              1498    46800 SH
DEFINED 01              46800
Boston Properties			 COM			101121101	 33240   774160 SH
	 SOLE				454160		320000
										   635    14800 SH
	 DEFINED 01			 14800
Brandywine Realty Trust SBI    COM              105368203    28735  1419005 SH
SOLE                   907005            512000
                                                               691    34100 SH
DEFINED 01              34100
Brookfield Properties		 COM			112900105	 10174   628500 SH
	 SOLE				430400		198100
										   369    22800 SH
	 DEFINED 01			 22800
CBL and Associates Properties  COM              124830100     1514    60400 SH
SOLE                    60400
Camden Property Trust          COM              133131102    61132  1971996 SH
SOLE                  1265596            706400
                                                              1751    56500 SH
DEFINED 01              56500
CarrAmerica Realty Corp        COM              144418100    73150  2418180 SH
SOLE                  1565780            852400
                                                              2024    66900 SH
DEFINED 01              66900
Catellus Development		 COM			149111106	  2975   170000 SH
	 SOLE				130000		 40000
Chelsea GCA Realty		 COM			163262108	  1215    34600 SH
	 SOLE				 34600
Developers Diversified Realty  COM              251591103    15521  1205500 SH
SOLE                   803000            402500
                                                               672    52200 SH
DEFINED 01              52200
Duke-Weeks Realty Corp         COM              264411505    77984  3232523 SH
SOLE                  2115723           1116800
                                                              2343    97100 SH
DEFINED 01              97100
Equity Office Properties Trust COM              294741103   448110 14426080 SH
SOLE                 13362295           1063785
                                                              2760    88858 SH
DEFINED 01              88858
Equity Residential Properties  COM              29476L107    72379  1507909 SH
SOLE                   999909            508000
                                                              2251    46900 SH
DEFINED 01              46900
Essex Properties 			 COM              297178105     831     15000 SH
SOLE                     7500              7500
General Growth Properties Inc  COM              370021107    34452  1070345 SH
SOLE                   696045            374300
                                                               937    29100 SH
DEFINED 01              29100
Highwoods Properties Inc       COM              431284108    59029  2498598 SH
SOLE                  1615498            883100
                                                              1878    79500 SH
DEFINED 01              79500
Hilton Hotels			 COM			432848109	 11124   961850 SH
	 SOLE				667650		294200
										   401    34700 SH
	 DEFINED 01			 34700
Host Marriott Corp             COM              44107P104    39630  3522670 SH
SOLE                  2104070           1418600
                                                              1053    93600 SH
DEFINED 01              93600
Keystone Property Trust        COM              493596100     6064   490045 SH
SOLE                   307245            182800
                                                               241    19500 SH
DEFINED 01              19500
Kilroy Realty Corp             COM              49427F108    41744  1564162 SH
SOLE                  1077862            486300
                                                              1476    55300 SH
DEFINED 01              55300
Kimco Realty Corp.             COM              49446R109    45436  1075390 SH
SOLE                   732390             34300
                                                              1652    39100 SH
DEFINED 01              39100
Liberty Property Trust         COM              531172104    79354  2885585 SH
SOLE                  1883185           1002400
                                                              2370    86200 SH
DEFINED 01              86200
Macerich Co                    COM              554382101     1254    59000 SH
SOLE                    59000
Mack-Cali Realty Corp          COM              554489104     8851   314000 SH
SOLE                   307700              6300
Meristar Hotels			 COM			58984Y103	  4174   206100 SH
	 SOLE							206100
Mills Corporation			 COM			601148109	  1324    69900 SH
	 SOLE				 69900
Mission West Properties        COM              605203108     1091    78600 SH
SOLE                    78600
Pan Pacific Retail Properties  COM              69806L104     1306    65300 SH
SOLE                    65300
Post Properties Inc            COM              737464107    55857  1282227 SH
SOLE                   834127            448100
                                                              1699    39000 SH
DEFINED 01              39000
Prentiss Properties Trust      COM              740706106    79543  3044704 SH
SOLE                  1979604           1065100
                                                              2388    91400 SH
DEFINED 01              91400
Prologis Trust                 COM              743410102    25368  1068145 SH
SOLE                   726845            341300
                                                               769    32400 SH
DEFINED 01              32400
Regency Realty Corp            COM              758939102    48540  2116180 SH
SOLE                  1370080            746100
                                                              1236    53900 SH
DEFINED 01              53900
Rouse Co.                      COM              779273101    10140   406635 SH
SOLE                   279435            127200
                                                               419    16800 SH
DEFINED 01              16800
Security Capital Group		 COM			81413P204	  5679   299900 SH
	 SOLE				280200		 19700
Simon Property Group Inc       COM              828806109   241042 10284441 SH
SOLE                  9800334            484107
                                                              1385    59092 SH
DEFINED 01              59092
Simon Property Group Inc Prefe COM              828806406    65562   936595 SH
SOLE                   868277             68318
Spieker Properties Inc         COM              848497103    66721  1159101 SH
SOLE                   757601            401500
                                                              1957    34000 SH
DEFINED 01              34000
Starwood Hotels and Resorts Wo COM              85590A203    56700  1814403 SH
SOLE                  1307358            507045
                                                              1861    59559 SH
DEFINED 01              59559
Summit Properties			 COM			866239106	 10486   435800 SH
	 SOLE				236100		199700
Taubman Centers Inc.           COM              876664103    19602  1695304 SH
SOLE                  1695304
Trizec Hahn Corp               COM              896938107     1690   100500 SH
SOLE                    70100		 30400
Urban Shopping Centers Inc     COM              917060105    14354   302205 SH
SOLE                   171405            130800
                                                               503    10600 SH
DEFINED 01              10600
Velocity HSI			 COM              92257K102      804   321479 SH
SOLE  			217499		103980
										    30    11960 SH
	 DEFINED 01			 11960
Vornado Realty			 COM              929042109     7982   215000 SH
SOLE                   177500  		 37500
Weingarten Realty Investors    COM              948741103     1410    34600 SH
SOLE                    34600